PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	6 Months Ended
Jun. 28, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2018	223	29	252
Charged/(credited) to profit or loss:
Additional provisions recognised	21	1	22
Unused amounts reversed	(12)	—	(12)
Utilised during the period	(71)	—	(71)
Translation	—	(1)	(1)
Balance as at 28 June 2019	161	29	190
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[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.